THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.4%

	Face Amount	Value
COMMUNICATION SERVICES — 5.3%

AT&T
6.500%, 09/01/37	$160,000	$233,433
6.000%, 11/15/34	20,000	26,560
3.100%, 02/01/43	100,000	102,931
2.300%, 06/01/27	90,000	95,322

Charter Communications Operating
4.908%, 07/23/25	110,000	127,722

Comcast
3.700%, 04/15/24	90,000	100,186
3.400%, 04/01/30	75,000	87,992

Cox Communications
4.800%, 02/01/35 (A)	100,000	130,063

Discovery Communications
5.000%, 09/20/37	95,000	116,480

Nokia
6.625%, 05/15/39	125,000	159,375

Sky
3.750%, 09/16/24 (A)	200,000	224,964

Sprint
7.875%, 09/15/23	75,000	87,000

Sprint Spectrum
5.152%, 03/20/28 (A)	200,000	234,136
3.360%, 09/20/21 (A)	62,500	63,281

T-Mobile USA
3.500%, 04/15/25 (A)	70,000	77,193

Verizon Communications
5.250%, 03/16/37	60,000	84,659
4.016%, 12/03/29	91,000	111,079
3.150%, 03/22/30	75,000	86,091

ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	115,000	127,650
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/57	80,000	83,505
4.750%, 05/15/25	120,000	138,179
4.200%, 05/19/32	75,000	86,435
3.700%, 08/15/24	105,000	116,013

		2,700,249

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.7%

BMW US Capital
4.150%, 04/09/30 (A)	$95,000	$113,183

Enterprise Development Authority
12.000%, 07/15/24 (A)	100,000	98,771

Ford Motor
9.000%, 04/22/25	200,000	235,625

General Motors
4.875%, 10/02/23	175,000	190,460

General Motors Financial
3.450%, 04/10/22	25,000	25,705

Home Depot
2.700%, 04/15/30	90,000	101,868

Kohl’s
9.500%, 05/15/25	50,000	59,136
5.550%, 07/17/45	95,000	85,095

Land O’ Lakes
7.250% (A) (B)	65,000	59,800
6.000%, 11/15/22 (A)	60,000	63,908

NVR
3.950%, 09/15/22	65,000	69,014

QVC
4.850%, 04/01/24	50,000	52,607

Volkswagen Group of America Finance
2.700%, 09/26/22 (A)	200,000	207,815

		1,362,987

CONSUMER STAPLES — 2.2%

Altria Group
10.200%, 02/06/39	40,000	69,465
5.800%, 02/14/39	65,000	85,158
4.400%, 02/14/26	160,000	186,086
3.400%, 05/06/30	60,000	67,060

Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	80,000	105,137

BAT Capital
3.215%, 09/06/26	150,000	163,322

Constellation Brands
4.400%, 11/15/25	45,000	52,913

Kraft Heinz Foods
4.250%, 03/01/31 (A)	145,000	160,056
3.875%, 05/15/27 (A)	150,000	161,553

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued

Reynolds American
8.125%, 05/01/40	$45,000	$65,176

		1,115,926

ENERGY — 3.8%

Concho Resources
3.750%, 10/01/27	105,000	115,038

Devon Energy
7.875%, 09/30/31	55,000	67,640

Energy Transfer Operating
5.250%, 04/15/29	115,000	124,918

Eni SpA
4.000%, 09/12/23 (A)	200,000	216,347

Enterprise Products Operating
4.200%, 01/31/50	155,000	180,145

Hess
6.000%, 01/15/40	100,000	114,962

MPLX
4.800%, 02/15/29	65,000	75,010

National Oilwell Varco
2.600%, 12/01/22	41,000	41,848

Occidental Petroleum
3.500%, 08/15/29	60,000	53,326
2.900%, 08/15/24	95,000	89,414
2.700%, 08/15/22	60,000	57,962

Rockies Express Pipeline
4.950%, 07/15/29 (A)	70,000	68,382

Sabine Pass Liquefaction
5.750%, 05/15/24	150,000	170,895
5.000%, 03/15/27	65,000	74,367

Suncor Energy Ventures
4.500%, 04/01/22 (A)	30,000	30,487

Sunoco Logistics Partners Operations
4.000%, 10/01/27	70,000	71,325

Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	184,822
2.900%, 03/01/30 (A)	95,000	100,285

Transocean Sentry
5.375%, 05/15/23 (A)	135,000	118,463

		1,955,636

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — 9.4%

American Express
3.700%, 08/03/23	$75,000	$81,741

Apollo Management Holdings
5.000%, 03/15/48 (A)	95,000	118,106
4.400%, 05/27/26 (A)	60,000	68,331
4.000%, 05/30/24 (A)	15,000	16,465

Athene Global Funding
3.000%, 07/01/22 (A)	90,000	92,920
2.950%, 11/12/26 (A)	95,000	98,608

Athene Holding
4.125%, 01/12/28	90,000	96,564

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (A)	150,000	166,282

Banistmo
4.250%, 07/31/27 (A)	200,000	198,400

Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	121,415

Bank of America MTN
4.000%, 01/22/25	70,000	78,287
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	21,996

Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551% (B)	125,000	128,420

Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	175,000	189,958

BGC Partners
3.750%, 10/01/24	25,000	24,780

Canadian Imperial Bank of Commerce
3.500%, 09/13/23	165,000	180,307

Citadel
4.875%, 01/15/27 (A)	80,000	85,304

Citigroup
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/41	80,000	115,433

Citigroup Capital III
7.625%, 12/01/36	15,000	21,840

Equitable Holdings
3.900%, 04/20/23	75,000	80,748

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued

Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	$55,000	$64,855

Fifth Third Bank
2.875%, 10/01/21	130,000	133,401

Goldman Sachs Group
3.800%, 03/15/30	400,000	468,843
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	120,005
1.562%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,017

HSBC Bank
7.650%, 05/01/25	75,000	90,862

JPMorgan Chase
3.875%, 09/10/24	45,000	50,375
0.800%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	102,330

KKR Group Finance III
5.125%, 06/01/44 (A)	40,000	50,729

Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.662% (B)	95,000	99,869

Mercury General
4.400%, 03/15/27	110,000	120,790

Morgan Stanley MTN
4.100%, 05/22/23	40,000	43,495
3.875%, 04/29/24	145,000	161,689

Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	73,000	75,922

Natwest Group
3.875%, 09/12/23	200,000	217,238

Santander Holdings USA
4.450%, 12/03/21	125,000	130,242
3.450%, 06/02/25	75,000	80,432

Societe Generale MTN
2.625%, 01/22/25 (A)	120,000	124,062

Synchrony Financial
2.850%, 07/25/22	50,000	51,135

Truist Bank
4.050%, 11/03/25	80,000	92,862

Validus Holdings
8.875%, 01/26/40	115,000	192,307

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued

Wells Fargo
7.950%, 11/15/29	$60,000	$80,152
3.069%, 01/24/23	85,000	87,997
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	105,000	114,692

Wells Fargo MTN
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	65,000	71,253

		4,826,459

HEALTH CARE — 3.0%

AbbVie
3.600%, 05/14/25	65,000	72,694

Advocate Health & Hospitals
2.211%, 06/15/30	185,000	194,067

AstraZeneca
2.375%, 06/12/22	110,000	113,708

Bayer US Finance
3.375%, 10/08/24 (A)	30,000	32,833

Bayer US Finance II
4.700%, 07/15/64 (A)	70,000	85,480

Bon Secours Mercy Health
3.464%, 06/01/30	100,000	111,697

Bristol-Myers Squibb
2.900%, 07/26/24	65,000	70,757

Cigna
3.200%, 09/17/20	65,000	65,221
2.400%, 03/15/30	50,000	53,340

CommonSpirit Health
4.350%, 11/01/42	45,000	50,014
4.187%, 10/01/49	70,000	77,537

CVS Health
2.625%, 08/15/24	115,000	123,661

Health Care Service A Mutual Legal Reserve
1.500%, 06/01/25 (A)	90,000	92,570

Mylan
3.950%, 06/15/26	70,000	79,809

Takeda Pharmaceutical
4.400%, 11/26/23	210,000	234,878

UnitedHealth Group
2.000%, 05/15/30	70,000	74,617

		1,532,883

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 2.1%

AerCap Ireland Capital DAC
5.000%, 10/01/21	$190,000	$194,554

Boeing
5.805%, 05/01/50	70,000	82,219

CCL Industries
3.050%, 06/01/30 (A)	120,000	125,607

CoStar Group
2.800%, 07/15/30 (A)	95,000	100,427

Equifax
3.950%, 06/15/23	130,000	140,790
2.600%, 12/15/25	30,000	32,173

GE Capital International Funding Unlimited
4.418%, 11/15/35	150,000	154,882

General Electric
4.250%, 05/01/40	75,000	76,815

General Electric MTN
5.875%, 01/14/38	40,000	47,581

Global Aircraft Leasing
6.500%, 09/15/24 (A)	30,000	18,675

Raytheon Technologies
3.950%, 08/16/25	65,000	75,292

		1,049,015

INFORMATION TECHNOLOGY — 2.9%

Avnet
4.875%, 12/01/22	90,000	96,329

Broadcom
4.150%, 11/15/30 (A)	100,000	112,321
3.150%, 11/15/25 (A)	175,000	188,726

Hewlett Packard Enterprise
4.650%, 10/01/24	255,000	286,785

Intel
4.750%, 03/25/50	95,000	137,775

Leidos
4.375%, 05/15/30 (A)	115,000	134,464

Marvell Technology Group
4.200%, 06/22/23	80,000	86,582

Oracle
3.600%, 04/01/40	120,000	142,085
2.950%, 04/01/30	120,000	136,711

QUALCOMM
2.600%, 01/30/23	100,000	105,324

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued

VMware
4.500%, 05/15/25	$45,000	$50,972

		1,478,074

MATERIALS — 1.2%

Blue Cube Spinco
10.000%, 10/15/25	95,000	101,412

Industrias Penoles
4.150%, 09/12/29 (A)	200,000	215,000

Nacional del Cobre de Chile
4.250%, 07/17/42 (A)	200,000	234,384

Newcrest Finance Pty
3.250%, 05/13/30 (A)	75,000	83,114

		633,910

REAL ESTATE — 1.1%

Newmark Group
6.125%, 11/15/23	110,000	112,728

Sabra Health Care
3.900%, 10/15/29	85,000	81,051

Scentre Group Trust 1
4.375%, 05/28/30 (A)	75,000	84,611
3.625%, 01/28/26 (A)	75,000	80,021

Simon Property Group
3.800%, 07/15/50	95,000	103,611
2.450%, 09/13/29	120,000	121,787

		583,809

UTILITIES — 2.7%

CenterPoint Energy
3.600%, 11/01/21	70,000	72,706

Dominion Energy
3.071%, 08/15/24	110,000	119,478

Evergy
5.292%, 06/15/22	115,000	123,079

Oncor Electric Delivery
2.750%, 05/15/30 (A)	125,000	141,450

Pacific Gas and Electric
2.500%, 02/01/31	150,000	150,535
2.100%, 08/01/27	125,000	124,722
1.750%, 06/16/22	215,000	215,797

Public Service of Colorado
2.250%, 09/15/22	110,000	113,264

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued

Vistra Operations
4.300%, 07/15/29 (A)	$195,000	$210,546
3.550%, 07/15/24 (A)	110,000	115,721

		1,387,298

TOTAL CORPORATE OBLIGATIONS
(Cost $17,107,603)		18,626,246

MORTGAGE-BACKED SECURITIES — 33.4%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.5%

FHLMC
5.500%, 06/01/41	6,421	7,420
4.500%, 05/01/48	243,697	262,526
4.000%, 08/01/44 to 09/01/48	374,627	400,432
3.500%, 08/01/30 to 08/01/49	1,499,507	1,614,416
3.000%, 01/01/47 to 12/01/47	294,258	313,901
2.500%, 10/01/31	159,890	170,415

FHLMC Multifamily Structured Pass Through Certificates, Ser 1516, Cl A1
1.238%, 01/25/35	205,000	206,871

FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/34	50,000	58,566

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.229%, 08/25/22 (C) (D)	1,509,361	30,919

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	70,000	79,555

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	222,938

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	12,842	15,413

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	43,983	49,296

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	75,420	82,625

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	$113,212	$117,730

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	301,400	323,359

FNMA
6.000%, 09/01/39	1,223	1,439
5.500%, 04/01/36 to 07/01/40	227,681	264,165
5.000%, 02/01/31	31,414	34,686
4.500%, 04/01/35 to 08/01/48	68,703	76,894
4.000%, 06/01/42 to 09/01/49	1,211,244	1,295,065
3.500%, 07/01/30 to 05/01/50	567,023	608,355
3.130%, 07/01/25	54,507	56,507
3.040%, 01/01/28	165,000	180,024
3.000%, 12/01/31 to 12/01/49	1,603,952	1,700,511
2.550%, 07/01/26	115,932	121,832

FNMA TBA
5.000%, 08/13/49	290,000	317,245
4.500%, 09/01/33	683,346	734,677
4.000%, 08/13/39	375,997	399,438
3.500%, 08/01/40 to 07/01/41	1,741,697	1,834,397
3.000%, 08/25/28 to 08/01/42	600,412	634,436
2.500%, 08/01/43	623,618	655,189

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,071	2,504

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	6,645	7,589

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	32,622	40,165

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	211,838	225,098

GNMA
5.500%, 07/20/43 to 09/20/43	7,601	8,762
4.690%, 06/20/62 (C)	319	326
4.503%, 01/20/67 (C)	69,330	80,826
4.500%, 03/15/42	91,367	101,341
3.000%, 04/20/45	198,784	211,515

GNMA, Ser 2010-H14, Cl BI, IO
1.421%, 07/20/60 (C) (D)	9,386	229

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

GNMA, Ser 2017-H16, Cl PT
4.503%, 05/20/66 (C)	$1,590	$1,641

		13,551,238

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.9%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	26,672

Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	39,350

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.727%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/35 (A)	76,954	75,114

BFLD, Ser 2019-DPLO, Cl A
1.265%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/34 (A)	100,000	96,488

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.095%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/36 (A)	99,676	99,426

CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl C
1.625%, VAR ICE LIBOR USD 1 Month+1.450%, 12/15/37 (A)	100,000	98,375

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
2.029%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (A)	19,015	17,142

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	35,000	36,428

COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	45,000	49,017

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	32,585

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	145,000	144,449

CORE Mortgage Trust, Ser 2019-CORE, Cl A
1.055%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/31 (A)	30,000	29,679

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.641%, 01/15/49 (A)(C)	$165,000	$161,312

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/48	29,745	29,725

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	125,000	134,760

CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl AS
2.971%, 03/15/53	70,000	75,196

CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl C
3.735%, 03/15/53 (C)	60,000	58,740

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	200,000	193,594

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	200,000	212,708

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A)(C)	100,000	103,869

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.422%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/29	244,245	244,704

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	121,634	126,694

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.631%, 07/25/46 (A)(C)	25,000	25,944

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A)(C)	162,161	166,029

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(C)	26,727	26,985

GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (C)	26,371	13,845

GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/43 (A)	54,436	54,400

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (C)	$10,000	$10,362

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	53,879

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A)(C)	145,000	147,135

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.946%, 02/15/47 (C)	35,000	36,113

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.343%, 05/15/48 (C)	25,000	23,986

Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.014%, 06/11/42 (C)	98,692	98,914
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.501%, 09/15/47 (A)(C)	105,000	105,968

Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.669%, 07/15/33 (A)(C)	19,062	19,369

MortgageIT Trust, Ser 2005-1, Cl 1A1
0.812%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	3,848	3,801

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A)(C)	50,000	49,262

OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A)(C)	142,030	142,836

OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.922%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/60 (A)	160,127	161,441

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A)(C)	101,000	103,263

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.320%, 03/15/48 (C)	50,000	48,511

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	$221	$222

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (C)	60,000	63,037

WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/45 (A)(C)	81,068	81,579

		3,522,908

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $16,631,321)		17,074,146

U.S. TREASURY OBLIGATIONS — 14.6%

U.S. Treasury Bonds
2.000%, 02/15/50	885,000	1,063,279
1.250%, 05/15/50	3,040,000	3,080,019
1.125%, 05/15/40	450,000	461,901

U.S. Treasury Notes
0.625%, 05/15/30	1,260,000	1,270,434
0.500%, 06/30/27	320,000	322,450
0.375%, 07/31/27	365,000	364,572
0.250%, 06/30/25	910,000	911,635

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,174,309)		7,474,290

ASSET-BACKED SECURITIES — 9.4%

AccessLex Institute, Ser 2006-1, Cl B
0.810%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	24,114	21,397

AccessLex Institute, Ser 2007-A, Cl A3
0.660%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	157,915	151,063

AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl C
2.240%, 04/08/22	24,154	24,238

Aventura Mall Trust, Ser 2018-AVM, Cl A
4.112%, 07/05/40 (A)(C)	50,000	53,333

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Chesapeake Funding II, Ser 2017-2A, Cl C
3.010%, 05/15/29 (A)	$100,000	$101,026

Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (A)	200,914	205,181

Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/16/32 (A)	235,000	235,113

Chesapeake Funding II, Ser 2020-1A, Cl C
2.140%, 08/16/32 (A)	100,000	100,148

College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (A)	194,028	204,265

Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (A)	196,359	203,475

DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	20,335	20,635

Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/23	130,000	130,927

Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/23 (A)	125,000	125,349

Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (A)	93,138	93,461

Hertz Fleet Lease Funding, Ser 2019-1, Cl E
4.620%, 01/10/33 (A)	105,000	101,079

Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (A)	74,885	74,856

Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (A)	142,418	147,051

Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/23	200,000	200,140

John Deere Owner Trust, Ser 2020-B, Cl A2
0.410%, 03/15/23	100,000	100,045

LCM XIII, Ser 2019-13A, Cl ARR
1.412%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (A)	250,000	246,421

Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A)(C)	125,152	126,433

MVW, Ser 2020-1A, Cl A
1.740%, 10/20/37 (A)	115,000	117,636

Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (A)	100,000	103,542

Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/69 (A)	80,701	81,099

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.882%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	$14,469	$13,945

Ocean Trails CLO IV, Ser 2017-4A, Cl AR
1.334%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/25 (A)	21,390	21,385

Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (A)	194,738	197,902

Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (A)	136,612	139,319

SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	92,258	99,599

SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.643%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	12,133	11,977

SoFi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (A)	18,769	18,872

SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (A)	35,579	35,854

Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (A)	67,485	67,930

SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/28 (A)	126,974	128,331

SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/46 (A)	100,000	102,174

SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (A)	143,225	145,311

South Carolina Student Loan, Ser 2015-A, Cl A
1.672%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	135,294	135,012

Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (A)	100,000	100,678

Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A)(C)	69,264	73,220

Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A)(C)	173,180	183,374

Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(C)	80,219	81,773

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A)(C)	$250,000	$252,494

TOTAL ASSET-BACKED SECURITIES
(Cost $4,718,915)		4,777,063

SOVEREIGN DEBT — 1.4%

Abu Dhabi Government International Bond
3.125%, 09/30/49(A)	190,000	212,724

Israel Government International Bond
2.750%, 07/03/30	200,000	221,000

Qatar Government International Bond
4.400%, 04/16/50(A)	200,000	271,500

TOTAL SOVEREIGN DEBT (Cost $594,266)		705,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%

FNMA
0.500%, 06/17/25	485,000	487,387

Tennessee Valley Authority
0.750%, 05/15/25	120,000	121,618

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $603,681)		609,005

MUNICIPAL BONDS — 0.7%

GEORGIA — 0.7%

Georgia State, Municipal Electric Authority, RB,
Ser 2010-A
7.055%, 04/01/57	208,000	313,123
6.637%, 04/01/57	30,000	45,615

TOTAL MUNICIPAL BONDS
(Cost $322,862)		358,738

LOAN PARTICIPATIONS — 0.2%

Hard Rock Northern Indiana, Delayed Term Loan
0.000%, 11/06/25 (E)	7,770	7,188

Hard Rock Northern Indiana, Term Loan, 1st Lien
0.000%, 11/06/25 (E)	107,230	99,187

Sungard AS, Term Loan
0.000%, 02/03/22 (E)	4,245	3,778

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value

Sungard AS, Term Loan, 3rd Lien
0.000%, 11/03/22 (E)	$13,418	$5,278

TOTAL LOAN PARTICIPATIONS
(Cost $128,663)		115,431

COMMON STOCK — 0.0%

	Shares

INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK
(Cost $4,750)		—

TOTAL INVESTMENTS — 97.3%
(Cost $47,286,370)		$49,740,143

Percentages are based on Net Assets of $51,112,433.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2020 was $12,060,604 and represents 23.6% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2020 was $31,148 and represented 0.1% of Net Assets.
(E)	Unsettled bank loan. Interest rate not available.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2020 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-1200